Leases (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
NOTE 7. LEASES
Operating Leases
As of March 31, 2025 and December 31, 2024, the Company leases one Skilled Nursing Facility (“SNF”) in Covington, Ohio under a non-cancelable lease, which has rent escalation clauses and provisions for payments of real estate taxes, insurance, and maintenance costs. The remaining lease term for the Covington facility is approximately 3.6 years as of March 31, 2025. The Company subleases the Covington facility to a third party.
The Company subleases certain office space located in Atlanta, Georgia, which will expire on July 31, 2025.
As of March 31, 2025, the Company is in compliance with all operating lease financial covenants.
Future Minimum Lease Payments
Future minimum lease payments for the twelve months ending December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability(1)	Operating lease obligation
2025	$501	$(128)	$373
2026	658	(134)	524
2027	671	(90)	581
2028	685	(42)	643
2029	230	(3)	227
Thereafter	—	—	—
Total	$2,745	$(397)	$2,348

(1)	Weighted average discount rate 7.98%.
Facilities Lessor
On February 1, 2025, Regional and SL SNF, LLC entered into a At-Risk-Management in order to transition the Southland facility back to the Company. The Company filed the Change of Ownership (“CHOW”) application with the state of Georgia on February 22, 2025. See Note 14 – Subsequent Events for information regarding the Company's CHOW application.
F-51

TABLE OF CONTENTS

In March 2025, Oak Hollow Healthcare Management and the Company entered into an Operations Transfer Agreement (“OTA”) to transition the two facilities leased by Oak Hollow back to the Company due to an inability to safely operate the facilities. As part of the OTA, in exchange for a release of the Personal Guaranty securing the lease obligations, the Company received the patient receivables. The result of the exchange was a $0.1 million gain recognized. The Company is working to submit the CHOW application with the state of South Carolina.
As of March 31, 2025, seven facilities (six owned by Regional and one leased to Regional) are leased or subleased on a triple net basis, meaning that the lessee (i.e., the third-party operator of the property, or the Company with respect to the operated facilities) is obligated under the lease or sublease, as applicable, for all liabilities of the property in respect to insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable.
Future Minimum Lease Receivables
Future minimum lease receivables for the twelve months ending December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Lease Receivables
2025	$3,887
2026	5,249
2027	5,323
2028	5,137
2029	2,336
Thereafter	1,674
Total	$23,606

For further details regarding the Company's leased and subleased facilities to third-party operators, including a full summary of the Company's leases to third-parties and which comprise the future minimum lease receivables of the Company, see Note 7 - Leases and Leasing Transactions in Part I, Item 1, Financial Statements and Supplementary Data, included in the Annual Report.

NOTE 7. LEASES
Operating Leases
As of December 31, 2024 and December 31, 2023, the Company leases one Skilled Nursing Facility (“SNF”) in Covington, Ohio under a non-cancelable lease, which has rent escalation clauses and provisions for payments of real estate taxes, insurance, and maintenance costs. The remaining lease term for the Covington facility is approximately 3.9 years as of December 31, 2024. The Company subleases the Covington facility to a third party.
The Company also leased certain office space located in Suwanee, Georgia through the termination date of June 30, 2023. Effective July 1, 2023, the Company signed a sublease for 2,000 sq ft of office space in Atlanta, Georgia. The sublease expires on July 31, 2025.
As of December 31, 2024 and December 31, 2023, the Company is in compliance with all operating lease financial covenants.
Facility Leased to the Company
The Covington facility is leased under an agreement dated August 26, 2002, as subsequently amended (the “Covington Prime Lease”), by and between the Company and Covington Realty, LLC (“Covington”). On August 1, 2015, the Covington Prime Lease was amended, whereby the parties agreed to: (i) provide consent to the sublease of the facility to a third-party operator; (ii) extend the term of the lease; and (iii) set the annual base rent, effective May 1, 2015, and continuing throughout the lease term, equal to 102% of the immediately preceding lease year’s base rent. On January 11, 2019, the Company and Covington entered into a forbearance agreement (the “Covington Forbearance Agreement”), whereby the Company and Covington agreed to: (i) extend the lease term from April 30, 2025 until April 30, 2029 (the “Term”); (ii) reduce the base rent by approximately $0.8 million until April 30, 2025, the remainder of the prior lease term; and (iii) relieve the Company from approximately $0.5 million of outstanding lease amounts (the “Rent Due”) as of December 31, 2018.Covington has released the Company of 100% of the Rent Due as of December 31, 2023. For the year ended December 31, 2023, the Company recognized approximately $0.1 million as a reduction of “Facility rent expense” on our consolidated statements of operations from the respective portions of forgiven rent.
Future Minimum Lease Payments
Future minimum lease payments for each of the next five years ended December 31, and thereafter are as follows:

(Amounts in 000's)	Future Rental Payments	Accretion of Lease Liability(1)	Operating Lease Obligation
2025	$672	$(175)	$497
2026	658	(134)	524
2027	671	(91)	580
2028	685	(42)	643

(Amounts in 000's)	Future Rental Payments	Accretion of Lease Liability(1)	Operating Lease Obligation
2029	230	(2)	228
Total	$2,916	$(444)	$2,472

1.	Weighted average discount rate 7.98%
Lessor
Facilities Leased or Subleased by the Company
On August 11, 2023, the Company and its former tenant, SL SNF, LLC, entered into a lease amendment (the “Amendment”) regarding the Southland facility. The amendment reduces the monthly rent to $43,000 effective April 1, 2023 and includes a $312,000 promissory note (the “Promissory Note”). The lease expired on October 31, 2024. The Company and the tenant agreed to a month-to-month arrangement until the operations could be transferred back to the Company. see Note 15 – Subsequent Events. Under the terms of the Promissory Note, the principal sum plus all accrued interest, accruing on the unpaid principal balance at a rate of 8% per annum, is due and payable on December 1, 2024, with minimum monthly payments of principal and interest of $18,353 per month beginning on July 1, 2023. As of December 31, 2024, the principal remaining balance is $218,148.
As of December 31, 2024 and December 31, 2023, the Company leased or subleased 10 facilities to third-party tenants on a triple net basis. The weighted average remaining lease term for our facilities is 4.5 years.
Below is a description of the leases with the Company as lessor as of December 31, 2024.
Aspire. On November 30, 2018, the Company subleased five facilities located in Ohio to affiliates (collectively, “Aspire Sublessees”) of Aspire Regional Partners, Inc. (“Aspire”). The Aspire Subleases became effective on December 1, 2018 and are structured as triple net leases. The Aspire Facilities are comprised of 5 facilities: (i) a 94-bed SNF located in Covington, Ohio (the “Covington Facility”); (ii) an 80-bed assisted living facility located in Springfield, Ohio (the “Eaglewood ALF Facility”); (iii) a 99-bed SNF located in Springfield, Ohio (the “Eaglewood Care Center Facility”); (iv) a 50-bed SNF located in Greenfield, Ohio (the “H&C of Greenfield Facility”); and (v) a 50-bed SNF located in Sidney, Ohio (the “Pavilion Care Facility”). Under the Aspire Subleases, a default related to an individual facility may cause a default under all the Aspire Subleases. Each sublease has an initial term of 10 years, with renewal options, except for the H&C of Greenfield Facility, which has an initial five year term, and set annual rent increases generally commencing in the third lease year. From month seven of the Aspire Subleases, monthly rent amounts may increase based on each facility’s prior month occupancy, with minimum annual rent escalations of at least 1% generally commencing in the third lease year. Minimum rent receivable for the Covington Facility, the Eaglewood ALF Facility, the Eaglewood Care Center Facility, the H&C of Greenfield Facility and the Pavilion Care Facility for the year ended December 31, 2019 (the first lease year) was $0.4 million, $0.5 million, $0.4 million, $0.2 million and $0.2 million per annum, respectively. For the year ended December 31, 2020, minimum rent receivable increased for the Covington and the Eaglewood ALF Facility to $0.5 million and $0.6 million per annum, respectively. The set annual rent increases, mentioned above, commenced on December 1, 2021.
Vero Health. On February 28, 2019, the Company entered into a lease agreement (the “Vero Health Lease”) with Vero Health, providing that Vero Health would take possession of and operate the Mountain Trace Facility located in North Carolina. The Vero Health Lease became effective, upon the termination of the prior Mountain Trace Tenant mutual lease termination on March 1, 2019. The Vero Health Lease is for an initial term of 10 years, with renewal options, is structured as a triple net lease and rent for the Mountain Trace Facility is approximately $0.5 million per year, with an annual 2.5 % rent escalation clause. The Company elected to terminate the lease agreement on November 15, 2024 after Vero determined it could no longer operate the facility and maintain substantial compliance with state regulations.
Oak Hollow Healthcare Management. On November 1, 2022, the Company entered into two lease agreements (“the Oak Hollow Lease”) with Oak Hollow Healthcare Management, providing that Oak Hollow would take possession of and operate the Georgetown and Sumter Facilities located in South Carolina. The Oak
Hollow Lease became effective, upon the termination of the prior Georgetown and Sumter Tenant mutual lease termination on November 1, 2022. The Oak Hollow Leases are for an initial term of 10 years, with renewal options, is structured as a triple net leases and rent for the Georgetown and Sumter Facilities are approximately $0.3 and $.4 million per year, respectfully. Both leases have annual 2.5 % rent escalation clauses.
C.R. Management. The Company has leased two facilities to affiliates of C.R. Management (“CRM”), pursuant to a long-term, triple net operating lease. Currently, CRM leases two skilled nursing facilities, Autumn Breeze and Cocoa Valley, from the Company.
Future Minimum Lease Receivables
Future minimum lease receivables for each of the next five years ended December 31, and thereafter are as follows:

(Amounts in 000's)	Future Lease Receivables
2025	$5,177
2026	5,249
2027	5,323
2028	5,137
2029	2,336
Thereafter	1,674
Total	$24,896

The following table summarizes the Company’s leases to third-parties as of December 31, 2024. Each lease is structured as “triple-net” and contains specific rent escalation amounts ranging from 1.0% to 2.5% annually. Further, each lease has one or more renewal options. For those facilities subleased by the Company, the renewal option in the sublease agreement is dependent on the Company’s renewal of the prime lease agreement.

		Expiration	2025 Cash
Facility Name	Operator Affiliation[1]	Date	Annual Rent
			(Thousands)
Owned
Eaglewood Village	Aspire Regional Partners[2]	11/30/2028	$630
Eaglewood Care Center	Aspire Regional Partners	11/30/2028	841
Southland Healthcare and Rehabilitation Center	Beacon Health Management[4]	10/31/2024	516
Hearth & Care of Greenfield	Aspire Regional Partners	11/30/2028	376
The Pavilion Care Center	Aspire Regional Partners	11/30/2028	352
Autumn Breeze Healthcare Center	C.R. Management[3]	9/30/2030	1,010
Coosa Valley Health Care	C.R. Management	8/31/2030	1,126
Georgetown Healthcare & Rehabilitation	Oak Hollow Healthcare Management[5]	10/31/2032	351
Sumter Valley Nursing and Rehab Center	Oak Hollow Healthcare Management	10/31/2032	614
Subtotal Owned Facilities(9)			5,816
Leased
Covington Care Center	Aspire Regional Partners	11/30/2028	841
Subtotal Leased Facilities(1)			841
Total(10)			$6,657

(1)	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.
(2)	Aspire Regional Partners represents 46% of Real Estate 2025 cash rent.
(3)	C.R. Management represents 32% of Real Estate 2025 cash rent.
(4)	The lease with Beacon Health Management was terminated in February 2025.
(5)	The lease with Oak Hollow Healthcare Management was terminated in Mach 2025.